ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

28.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2023 (per currency)				At
Items	12/31/2023	Dollar	Euro	Real	Others	12/31/2022
ASSETS
Cash and Due from Banks	201,242,228	191,641,796	5,835,926	54,830	3,709,676	120,528,180
Debt securities at fair value through profit or loss	8,684,949	8,684,949	—	—	—	4,452,251
Derivatives	158,431	158,431	—	—	—	173,451
Other financial assets	8,142,162	8,142,110	—	—	52	5,511,094
Loans and other financing	42,905,258	42,833,841	71,417	—	—	56,672,747
Other Debt Securities	27,768,176	27,768,176	—	—	—	30,281,996
Financial assets in guarantee	6,968,929	6,968,929	—	—	—	3,019,938
Other non-financial assets	596,231	596,231	—	—	—	415,317
TOTAL ASSETS	296,466,364	286,794,463	5,907,343	54,830	3,709,728	221,054,974

LIABILITIES
Deposits	240,375,097	236,733,749	3,641,348	—	—	171,150,697
Non-financial public sector	7,126,792	7,125,492	1,300	—	—	5,995,946
Financial sector	1,894	1,894	—	—	—	4,758
Non-financial private sector and foreign residents	233,246,411	229,606,363	3,640,048	—	—	165,149,993
Liabilities at fair value with changes in results	—	—	—	—	—	2,706,372
Other financial liabilities	17,470,741	15,612,348	1,793,752	133	64,508	13,295,704
Financing received from the Argentine Central Bank and other financial entities	255,796	188,880	66,916	—	—	5,326,453
Other non-financial liabilities	1,397,985	1,397,968	7	—	10	926,350
TOTAL LIABILITIES	259,499,619	253,932,945	5,502,023	133	64,518	193,405,576

NET POSITION	36,966,745	32,861,518	405,320	54,697	3,645,210	27,649,398